Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2023
Stock-Based Compensation (Tables) [Line Items]
Schedule of Changes in the Number of M-Options and C-Options Outstanding	Changes in the number of stock options outstanding were as follows:
	Year ended September 30, 2023 weighted average exercise price		Year ended September 30, 2022 weighted average exercise price
	Number	$	Number	$
Outstanding, beginning of year	1,268,360	58.64	1,057,913	47.97
Granted	—	—	366,420	102.50
Exercised	—	—	(223)	41.35
Forfeited	(200,421)	69.01	(155,750)	87.29
Cancelled	(1,067,939)	56.69	—	—
Outstanding, end of year	—	—	1,268,360	58.64
Exercisable, end of year	—	—	759,740	35.41

Schedule of Options Weighted Average Remaining Life
	Outstanding options as at September 30, 2023		Outstanding options as at September 30, 2022
Exercise price	Number	weighted average remaining life (years)	Number	weighted average remaining life (years)
$2.75	—	—	142,094	2.1
$5.50	—	—	182,515	2.9
$32.27	—	—	—	—
$38.26	—	—	11,827	8.2
$45.20	—	—	406,779	6.4
$101.64	—	—	56,050	8.2
$102.50	—	—	454,295	9.0
$106.67	—	—	4,800	8.7
$136.47	—	—	10,000	8.6
	—	—	1,268,360	6.5
	Exercisable options as at September 30, 2023		Exercisable options as at September 30, 2022
Exercise price	Number	weighted average remaining life (years)	Number	weighted average remaining life (years)
$2.75	—	—	142,094	2.1
$5.50	—	—	182,515	2.9
$32.27	—	—	—	0.0
$38.26	—	—	11,272	8.2
$45.20	—	—	321,848	6.4
$101.64	—	—	16,345	8.2
$102.50	—	—	81,966	8.0
$106.67	—	—	1,200	8.7
$136.47	—	—	2,500	8.6
	—	—	759,740	5.0

Schedule of Weighted Average Fair Value of Stock Options Granted	The fair value of each granted option was determined using the Black-Scholes option pricing model and the following weighted average assumptions:
	2023	2022	2021
Fair value of the underlying share	N/A	$72.88	$111.81
Exercise price	N/A	$102.50	$99.22
Risk-free interest rate	N/A	2.20%	0.20%
Expected volatility	N/A	81%	45%
Expected life	N/A	2.41 years	3 years
Dividend yield	N/A	0%	0%

Schedule of Reconciles the Redeemable Stock Options	The following table reconciles the redeemable stock options recorded in the consolidated statement of financial position:
	Years ended September 30, 2023 and 2022
	Number of stock options	Weighted average fair value of stock options $	Total fair value of stock options $
Class M series 2014	139,697	5.50	768,334
Class M series 2017	57,161	45.20	2,583,677
Class M series 2020	26,834	102.50	2,750,485
Total redeemable stock options	223,692		6,102,496

Schedule of Total Stock-based Compensation Expense
	Year ended September 30,
	2023 $	2022 $	2021 $
Stock-based compensation
ESOP, equity-settled	2,474,955	3,223,540	6,139,661
C-Options, equity-settled	—	—	703,463
Vayavision call option, equity-settled	603,051	1,693,517	3,781,504
Reserve stock options movement	3,078,006	4,917,057	10,624,628
M-Options, cash-settled	—	(317,663)	3,027,513
Capitalized as development costs	(641,032)	(326,721)	(1,458,523)
Total stock-based compensation expenses	2,436,974	4,272,673	12,193,618

Black-Scholes Option Pricing Model [Member]
Stock-Based Compensation (Tables) [Line Items]
Schedule of Weighted Average Fair Value of Stock Options Granted	The fair value of each granted C-Option was determined using the Black-Scholes option pricing model and the following assumptions:
	Year ended September 30,
	2023	2022	2021
C-Options
Weighted average fair value of the underlying share	—	—	$106.26
Exercise price	—	—	$102.50
Risk-free interest rate	—	—	0.20%
Expected volatility	—	—	45%
Expected life	—	—	3 years
Dividend yield	—	—	0%

Management Stock Option Plan [Member]
Stock-Based Compensation (Tables) [Line Items]
Schedule of Changes in the Number of M-Options and C-Options Outstanding	Changes in the number of M-Options and C-Options outstanding were as follows:
	Year ended September 30, 2023
	Number	weighted average exercise price $
M-Options
Outstanding, beginning of year	223,692	0.001
Granted	—	—
Forfeited	—	—
Outstanding, end of year	223,692	0.001
Exercisable, end of year	—	—
C-Options
Outstanding, beginning of year	217,970	27.85
Granted	—	—
Forfeited	—	—
Outstanding, end of year	217,970	27.85
Exercisable, end of year	—	—
	Year ended September 30, 2022
	Number	weighted average exercise price $
M-Options
Outstanding, beginning of year	227,017	0.001
Granted	—	—
Forfeited	(3,325)	0.001
Outstanding, end of year	223,692	0.001
Exercisable, end of year	—	—
C-Options
Outstanding, beginning of year	221,295	28.87
Granted	—	—
Forfeited	(3,325)	95.54
Outstanding, end of year	217,970	27.85
Exercisable, end of year	—	—
	Year ended September 30, 2021
	Number	weighted average exercise price
M-Options
Outstanding, beginning of year	197,757	0.001
Granted	29,755	0.001
Forfeited	(495)	0.001
Outstanding, end of year	227,017	0.001
Exercisable, end of year	—	—
C-Options
Outstanding, beginning of year	192,035	17.50
Granted	29,755	102.50
Forfeited	(495)	102.50
Outstanding, end of year	221,295	28.87
Exercisable, end of year	—	—

Schedule of Options Weighted Average Remaining Life	The following table summarizes information relating to the M-Options and C-Options outstanding:
	Outstanding options as at September 30, 2023		Outstanding options as at September 30, 2022		Outstanding options as at September 30, 2021
Exercise price	Number	weighted average remaining life (years)	Number	weighted average remaining life (years)	Number	weighted average remaining life (years)
M-Options
$0.001	223,692	2.90	223,692	3.90	227,017	4.81
C-Options
$5.50	133,975	1.81	133,975	2.81	133,975	3.01
$45.20	57,161	4.10	57,161	5.10	57,565	6.01
$102.50	26,834	7.22	26,834	8.22	29,755	9.01
	217,970	3.07	217,970	4.07	221,295	4.60